PRINCIPLES OF CONSOLIDATION (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
VIEs financial information
Net revenue	¥ 2,943,218	¥ 1,962,556
Net income (loss)	(338,421)	(307,357)
Net cash provided by operating activities	221,323	(124,277)
Net cash used in investing activities	(2,524,033)	(3,040,342)
Net cash provided by (used in) financing activities	5,656,923	4,613,206
VIEs
VIEs financial information
Net revenue	2,890,985	1,922,345
Net income (loss)	8,706	(32,210)
Net cash provided by operating activities	228,867	450,368
Net cash used in investing activities	(170,951)	(888,691)
Net cash provided by (used in) financing activities	(4,463)	618,543
Costs for outsourcing and other services provided by other consolidated entities within the Company	¥ 1,486,124	¥ 856,404